Supplemental cash flow information (Tables)	6 Months Ended
Jun. 30, 2022
Supplemental cash flow information
Schedule of supplemental cash flow information

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2022	2021	2022	2021
Supplemental disclosure for cash paid during the year for:
Interest expense	$(4,563)	$(5,098)	$(9,342)	$(10,333)
Income taxes	(1,593)	(1,020)	(1,733)	(1,020)
Supplemental disclosure of non-cash financing activities:
Non-cash indemnifications received from Höegh LNG	$—	$—	$397	$315